Pruco Life Insurance Company	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
3 Gateway Center
Newark, NJ 07102
(973) 802-4193
jordan.thomsen@prudential.com

March 9, 2020

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:	Pruco Life Insurance Company (“Depositor”)
Pruco Life PRUvider Variable Appreciable Account (“Registrant”) (File No. 811-07040)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2019 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

Fund Company	1940 Act Registration No.
The Prudential Series Fund, Inc.	811-03623

If you have any questions regarding this filing, please contact me at (973) 802-4193.

Sincerely,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR